CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities:
Net loss	$ (3,831,809)	$ (2,385,899)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	3,910	838
Amortization of debt discount	81,194	$ 165,752
Financing costs paid in equity and debt issuance	104,569
Stock-based compensation expense from options, warrants, and shares issued for services	690,395	$ 432,124
Issuance of note payables as consideration for consulting services		100,000
Bad debt allowance	(6,000)	58,347
Loss on settlement of liabilities, net	403,133	$ 57,722
Loss on sale of equipment	2,011
Non-cash charitable donations of fixed assets and stock	$ 35,947
Other		$ (4,750)
Changes in operating assets and liabilities
Accounts receivable		32,200
Prepaid expenses and other current assets	$ (34,692)	187,803
Accounts payable	(10,387)	340,977
Accrued compensation and related expense	33,025	240,476
Accrued interest and other liabilities	15,136	28,444
Net cash used in operating activities	(2,513,568)	$ (745,966)
Cash flows from investing activities
Proceeds from sale of equipment	64,327
Purchases of equipment	(44,458)
Change in restricted cash	(10,000)
Collection of notes receivable	6,000
Net cash provided by investing activities:	15,869
Cash flows from financing activities:
Proceeds from sale of common stock	1,200,000	$ 338,000
Proceeds from notes payable, net	570,000	160,500
Proceeds from sale of preferred stock	1,314,988	$ 59,000
Proceeds from warrant exercise	2,000
Principal payments on notes payable	(132,500)	$ (28,333)
Net cash provided by financing activities	2,954,488	529,167
Net change in cash and cash equivalents	456,789	(216,799)
Cash and cash equivalents, beginning of year	18,346	235,145
Cash and cash equivalents, end of year	475,135	$ 18,346
Supplemental cash flow information
Cash paid for interest	$ 5,647
Cash paid for income taxes
Noncash investing and financing activities
Accounts payable exchanged into notes payable		$ 15,000
Obligation to landlord paid by third party in exchange for a convertible note payable		73,332
Discount (including beneficial conversion feature) on notes payable	$ 91,671	$ 189,728
Original issue discount on note payable issued	45,000
Series B and C Preferred Stock [Member]
Noncash investing and financing activities
Conversion of Series B and C preferred stock to common stock	56,266	$ 50,859
Asset Purchase Agreement [Member]
Noncash investing and financing activities
Shares issued in connection with an Asset Purchase Agreement	120,633
Settlement of Liabilities and Conversion of Convertible Notes [Member]
Noncash investing and financing activities
Shares and warrants issued in connection with settlement of liabilities and conversion of convertible notes	$ 597,278	$ 422,674